Income Tax - Schedule of Components of the Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Components of the Deferred Tax Assets [Abstract]
Tax loss carry forwards	$ 15,794,453	$ 10,358,050
Deferred tax assets	2,685,057	1,760,869
Valuation allowance	(2,685,057)	(1,760,869)
Total deferred tax assets, net